Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accrued expenses and other liabilities
Accruals	€ 2,221.6	€ 1,953.5	€ 1,603.1
Indirect tax and duties	800.8	793.7	725.5
Unearned revenue (contract liabilities)	3,419.6	3,432.2	2,899.0	€ 2,786.5
Total accrued expenses and other liabilities	€ 6,442.0	€ 6,179.4	€ 5,227.6